Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 1,068,753	$ (1,738,771)	$ (1,800,994)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	1,817,597	1,675,519	2,054,977
Bad debt expense (recovery)	(18,455)	21,569	11,254
Share-based compensation expense	2,224,620	787,100	800,520
(Gain) loss on sale of property and equipment	56,710	103,145	(15,171)
(Increase) decrease in:
Trade accounts receivable	(3,873,895)	(45,864)	261,999
Other receivables	10,147	(1,270)	63,600
Income taxes refundable – current			360,324
Income taxes refundable – noncurrent	(49,281)
Inventories	(693,306)	(1,757,483)	2,792,114
Prepaid expenses and other assets	(81,899)	13,658	132,244
Increase (decrease) in:
Accounts payable and accrued expenses	622,444	(78,129)	(997,163)
Accrued compensation and payroll taxes	2,148,321	160,877	(42,856)
Income taxes payable	6,516	(453)	(6,895)
Other noncurrent liabilities	(32,024)	173,031	(458,473)
Net cash provided by (used in) operating activities	3,206,248	(687,071)	3,155,480
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(688,856)	(508,909)	(635,153)
Investment in intangible assets	(45,539)	(74,958)	(68,248)
Proceeds from sale of property and equipment			27,118
Net cash used in investing activities	(734,395)	(583,867)	(676,283)
Cash flows from financing activities:
Payroll taxes remitted on share-based payments	(170,501)	(105,674)	(82,937)
Proceeds from note payable to bank	9,550,000	1,550,000	6,000,000
Principal payments on long-term debt and note payable to bank	(12,500,749)	(1,125,661)	(7,281,013)
Payments for financing costs	(62,802)	(17,500)	(137,794)
Repurchase of common stock	(1,557)	(18,122)	(40,150)
Common stock dividends paid			(141,311)
Net cash provided by (used in) financing activities	(3,185,609)	283,043	(1,683,205)
Net increase (decrease) in cash	(713,756)	(987,895)	795,992
Cash at beginning of year	891,169	1,879,064	1,083,072
Cash at end of year	177,413	891,169	1,879,064
Supplemental disclosure of cash flow information:
Cash payments for interest	503,899	452,918	568,631
Income taxes paid (refunded), net	27,808	15,613	(352,564)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	$ 118,203	$ 45,901	$ 42,785